CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	Total CNY	Ordinary Shares	Additional Paid-in Capital CNY	Statutory Reserves CNY	Accumulated Other Comprehensive Loss CNY	Retained Earnings (deficit) CNY	Noncontrolling Interest CNY	Comprehensive Income CNY	US$ USD ($)	US$ Additional Paid-in Capital USD ($)	US$ Statutory Reserves USD ($)	US$ Accumulated Other Comprehensive Loss USD ($)	US$ Retained Earnings (deficit) USD ($)	US$ Noncontrolling Interest USD ($)
Balance at Dec. 31, 2010	1,463,758		2,285,611	237	(95,147)	(726,943)
Balance (in shares) at Dec. 31, 2010		110,766,600
Comprehensive income:
Net income	28,715					25,530	3,185	28,715	4,443
Foreign currency translation adjustments	(19,726)				(19,726)			(19,726)
Total comprehensive income	8,989							8,989
Share issue related cost	190,008		(17,828)				207,836
Share based compensation	3,709		3,709
Noncontrolling interest and accumulated other comprehensive loss through acquisition of PGW	998,553				(6,873)		1,005,426
Balance at Jun. 30, 2011	2,665,017		2,271,492	237	(121,746)	(701,413)	1,216,447		$ 412,318	$ 351,433	$ 37	$ (18,837)	$ (108,519)	$ 188,202
Balance (in shares) at Jun. 30, 2011	110,766,600	110,766,600